UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6290

Legg Mason Partners World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2006

Legg Mason Partners International All Cap Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners International All Cap Growth Fund

Semi-Annual Report  •  April 30, 2006

What’s

Inside

Fund Objective

The Fund seeks total return on its assets from growth of capital and income.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)i growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3%. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

Overseas, economic growth has been improving in many areas. After a lengthy period of weakness and deflation, Japan’s economy has gained momentum due, in part, to strong exports and improving consumer spending. Growth in the Eurozone has also been strengthening on the back of improved domestic spending in countries such as Germany. In addition, interest rates have remained low in the region.

For the six-month period ended April 30, 2006, the U.S. stock market generated strong results, with the S&P 500 Indexii returning 9.63%. While high oil and commodity prices, steadily rising interest rates, and geopolitical issues triggered periods of market volatility, investors generally remained focused on the strong corporate profit environment.

Investment returns were even stronger in the international equity markets. While these markets experienced many of the same issues as the U.S., they rallied on expectations for improving economic growth and solid corporate profits. During the six-month period ended April 30, 2006, the MSCI EAFE Indexiii rose 22.89%. This was surpassed by the emerging equity markets, as the MSCI Emerging Markets Indexiv surged 37.60% over the same period.

Legg Mason Partners International All Cap Growth Fund         I

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners International All Cap Growth Fund, excluding sales charges, returned 22.99%. These shares outperformed the Fund’s unmanaged benchmark, the MSCI EAFE Growth Indexv, which returned 22.26% for the same period. The Lipper International Multi-Cap Growth Funds Category Average1 increased 24.52% over the same time frame.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 months

International All Cap Growth Fund — Class A Shares	22.99%

MSCI EAFE Growth Index	22.26%

Lipper International Multi-Cap Growth Funds Category Average	24.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Excluding sales charges, Class B shares returned 22.46% and Class C shares returned 22.55% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 175 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners International All Cap Growth Fund

approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Prior to April 7, 2006, the Fund operated under the name Smith Barney World Funds, Inc. — Smith Barney International All Cap Growth Portfolio. The Fund’s investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 25, 2006

Legg Mason Partners International All Cap Growth Fund         III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

iv	The MSCI Emerging Markets Index consists of emerging market companies with an average size of $800 million. The index measures the performance of emerging markets in South America, South Africa, Asia and Eastern Europe.

[v]	The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East.

IV         Legg Mason Partners International All Cap Growth Fund

Fund at a Glance (unaudited)

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	22.99%	$1,000.00	$1,229.90	1.33%	$7.35

Class B	22.46	1,000.00	1,224.60	2.21	12.19

Class C	22.55	1,000.00	1,225.50	2.22	12.25

(1)	For the six months ended April 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.
(3)	Expenses (net of voluntary waivers) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.20	1.33%	$6.66

Class B	5.00	1,000.00	1,013.84	2.21	11.03

Class C	5.00	1,000.00	1,013.79	2.22	11.08

(1)	For the six months ended April 30, 2006.
(2)	Expenses (net of voluntary waivers) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS INTERNATIONAL ALL CAP GROWTH FUND

Shares	Security	Value

COMMON STOCKS — 99.7%
Australia — 2.9%
184,000	Babcock & Brown Ltd.	$2,556,209
70,825	Macquarie Bank Ltd.	3,838,949

	Total Australia	6,395,158

Denmark — 1.3%
46,000	Novo Nordisk A/S, Class B Shares	2,989,035

Finland — 3.1%
306,500	Nokia Oyj	6,983,733

France — 7.2%
300,000	Altran Technologies SA*	4,351,322
42,912	Essilor International SA	4,306,514
25,652	Groupe Danone	3,202,562
15,326	Total SA	4,240,815

	Total France	16,101,213

Germany — 5.9%
33,717	BASF AG*	2,892,559
60,000	IKB Deutsche Industriebank AG	2,490,365
15,000	SAP AG	3,279,587
91,955	Stada Arzneimittel AG	4,453,968

	Total Germany	13,116,479

Greece — 1.5%
33,717	EFG Eurobank Ergasias	1,344,129
61,303	Piraeus Bank SA	1,933,099

	Total Greece	3,277,228

Hong Kong — 0.8%
177,000	Hutchison Whampoa Ltd.	1,741,886

Ireland — 6.5%
122,606	Bank of Ireland	2,299,908
5	CRH PLC	184
739,562	Grafton Group PLC*	10,260,116
78,965	Irish Continental Group PLC	1,146,337
195,262	United Drug PLC	921,869

	Total Ireland	14,628,414

Italy — 1.7%
153,258	Saipem SpA	3,834,483

Japan — 27.2%
63,000	Aisin Seiki Co., Ltd.	2,369,941
55,000	Canon Inc.	4,210,503
60,500	Daikin Industries Ltd.	2,111,053
55,000	Fanuc Limited	5,206,328
69,300	Honda Motor Co., Ltd.	4,927,594

See Notes to Financial Statements.

4         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Japan — 27.2% (continued)
86,000	Hoya Corp.	$3,484,597
500	Mitsubishi UFJ Financial Group Inc.	7,866,403
25,800	Nidec Corp.	1,990,982
595	NTT Data Corp.	2,756,010
19,700	Orix Corp.	5,921,688
2,900	Rakuten Inc.	2,344,979
44,100	Seven & I Holdings Co., Ltd.	1,709,347
250,000	Sharp Corp.	4,392,441
77,000	Shin-Etsu Chemical Co., Ltd.	4,453,175
107,300	Terumo Corp.	3,847,805
79,000	Trend Micro Inc.	3,062,096

	Total Japan	60,654,942

Mexico — 2.2%
1,716,400	Wal-Mart de Mexico SA de CV	4,882,907

Netherlands — 2.5%
91,955	ING Groep NV, CVA	3,744,723
53,472	Royal Dutch Shell PLC, Class A Shares	1,834,661

	Total Netherlands	5,579,384

Norway — 1.2%
166,100	Acergy SA*	2,707,405

Spain — 2.5%
274,025	Indra Sistemas SA	5,645,343

Sweden — 2.7%
110,000	Assa Abloy AB	2,129,495
128,600	Atlas Copco AB, Class A Shares	3,799,875

	Total Sweden	5,929,370

Switzerland — 12.9%
119,641	Mettler-Toledo International Inc.*	7,752,737
9,502	Nestle SA	2,895,574
66,821	Novartis AG	3,830,263
55,000	Roche Holding AG	8,449,950
49,043	UBS AG	5,808,113

	Total Switzerland	28,736,637

United Kingdom — 16.4%
472,035	BP PLC	5,817,740
643,684	Capita Group PLC	5,461,826
81,955	Rio Tinto PLC	4,503,178
1,234,303	Serco Group PLC	7,555,677
214,561	Smith & Nephew PLC	1,772,721
741,768	Tesco PLC	4,317,688
459,774	Tomkins PLC	2,837,501
1,840,938	Vodafone Group PLC	4,343,314

	Total United Kingdom	36,609,645

See Notes to Financial Statements.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

United States — 1.2%
153,674	News Corp., Class B Shares	$2,801,477

	TOTAL COMMON STOCKS (Cost — $115,153,188)	222,614,739

RIGHTS — 0.0%
Hong Kong — 0.0%
9	Hutchison Whampoa (a)* (Cost — $0)	0

	TOTAL INVESTMENTS — 99.7% (Cost — $115,153,188#)	222,614,739
	Other Assets in Excess of Liabilities — 0.3%	745,761

	TOTAL NET ASSETS — 100.0%	$223,360,500

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
CVA — Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector* (unaudited)

Information Technology	19.6%
Industrials	19.0
Financials	17.0
Health Care	13.7
Energy	8.3
Consumer Staples	7.6
Consumer Discretionary	7.6
Materials	5.3
Telecommunication Services	1.9

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2006 and are subject to change.

See Notes to Financial Statements.

6         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $115,153,188)	$222,614,739
Foreign currency, at value (Cost — $264,919)	268,887
Receivable for securities sold	766,773
Dividends receivable	656,585
Receivable for Fund shares sold	156,679
Prepaid expenses	40,138

Total Assets	224,503,801

LIABILITIES:
Due to custodian	593,388
Payable for Fund shares repurchased	179,010
Investment management fee payable	151,810
Distribution fees payable	32,208
Accrued expenses	186,885

Total Liabilities	1,143,301

Total Net Assets	$223,360,500

NET ASSETS:
Par value (Note 6)	$15,846
Paid-in capital in excess of par value	102,412,995
Overdistributed net investment income	(590,505)
Accumulated net realized gain on investments and foreign currency transactions	14,041,276
Net unrealized appreciation on investments and foreign currencies	107,480,888

Total Net Assets	$223,360,500

Shares Outstanding:
Class A	9,525,467

Class B	1,736,866

Class C	4,584,091

Net Asset Value:
Class A (and redemption price)	$14.63

Class B *	$13.56

Class C *	$13.18

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$15.40

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         7

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$1,981,441
Interest	12,900
Income from securities lending	3,672
Less: Foreign taxes withheld	(147,573)

Total Investment Income	1,850,440

EXPENSES:
Investment management fee (Note 2)	880,841
Distribution fees (Notes 2 and 4)	551,126
Transfer agent fees (Notes 2 and 4)	164,077
Shareholder reports (Note 4)	46,931
Custody fees	40,255
Legal fees	26,056
Registration fees	23,896
Audit and tax	14,273
Directors’ fees	8,857
Insurance	4,708
Miscellaneous expenses	6,164

Total Expenses	1,767,184
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(42,392)

Net Expenses	1,724,792

Net Investment Income	125,648

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	14,058,907
Foreign currency transactions	(17,613)

Net Realized Gain	14,041,294

Change in Net Unrealized Appreciation/Depreciation From:
Investments	28,987,825
Foreign currencies	30,021

Change in Net Unrealized Appreciation/Depreciation	29,017,846

Net Gain on Investments and Foreign Currency Transactions	43,059,140

Increase in Net Assets From Operations	$43,184,788

See Notes to Financial Statements.

8         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	2006	2005
OPERATIONS:
Net investment income	$125,648	$1,691,010
Net realized gain	14,041,294	79,575,385
Change in net unrealized appreciation/depreciation	29,017,846	(33,727,449)

Increase in Net Assets From Operations	43,184,788	47,538,946

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(2,284,589)	(1,299,001)
Net realized gains	(33,761,173)	(24,607,094)

Decrease in Net Assets From Distributions to Shareholders	(36,045,762)	(25,906,095)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	15,266,620	28,953,427
Reinvestment of distributions	33,934,498	13,735,795
Cost of shares repurchased	(35,414,898)	(222,245,850)

Increase (Decrease) in Net Assets From Fund Share Transactions	13,786,220	(179,556,628)

Increase (Decrease) in Net Assets	20,925,246	(157,923,777)
NET ASSETS:
Beginning of period	202,435,254	360,359,031

End of period*	$223,360,500	$202,435,254

* Includes (overdistributed) undistributed net investment income of:	$(590,505)	$1,568,436

See Notes to Financial Statements.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         9

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2006(2)	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.31	$13.15	$11.58	$9.79	$11.82	$24.49

Income (Loss) From Operations:
Net investment income	0.03	0.07	0.04	0.08	0.01	0.01
Net realized and unrealized gain (loss)	2.84	2.04	1.62	1.71	(2.04)	(8.24)

Total Income (Loss) From Operations	2.87	2.11	1.66	1.79	(2.03)	(8.23)

Less Distributions From:
Net investment income	(0.18)	(0.03)	(0.09)	—	—	—
Net realized gains	(2.37)	(0.92)	—	—	—	(4.44)
Return of capital	—	—	—	—	—	(0.00	)(3)

Total Distributions	(2.55)	(0.95)	(0.09)	—	—	(4.44)

Net Asset Value, End of Period	$14.63	$14.31	$13.15	$11.58	$9.79	$11.82

Total Return(4)	22.99%	16.64%	14.40%	18.28%	(17.17)%	(39.64)%

Net Assets, End of Period (000s)	$139,400		$126,778	$124,740	$124,187	$124,160	$198,677

Ratios to Average Net Assets:
Gross expenses	1.37	%(5)	1.39%	1.36%	1.30%	1.37%	1.24%
Net expenses	1.33	(5)(6)	1.39	1.31 (6)	1.30	1.37	1.24
Net investment income	0.46	(5)	0.54	0.33	0.81	0.06	0.03

Portfolio Turnover Rate	5%		14%	22%	47%	30%	8%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

10         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)	2006(2)	2005	2004	2003		2002	2001
Net Asset Value, Beginning of Period	$13.39	$12.43	$10.97	$9.35		$11.38	$23.89

Income (Loss) From Operations:
Net investment income (loss)	(0.03)	(0.04)	(0.06)	0.00	(3)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	2.64	1.92	1.54	1.62		(1.95)	(7.95)

Total Income (Loss) From Operations	2.61	1.88	1.48	1.62		(2.03)	(8.07)

Less Distributions From:
Net investment income	(0.07)	—	(0.02)	—		—	—
Net realized gains	(2.37)	(0.92)	—	—		—	(4.44)
Return of capital	—	—	—	—		—	(0.00	)(3)

Total Distributions	(2.44)	(0.92)	(0.02)	—		—	(4.44)

Net Asset Value, End of Period	$13.56	$13.39	$12.43	$10.97		$9.35	$11.38

Total Return(4)	22.46%	15.64%	13.46%	17.33%		(17.84)%	(40.04)%

Net Assets, End of Period (000s)	$23,557		$22,560	$26,168	$36,988	$46,919	$80,823

Ratios to Average Net Assets:
Gross expenses	2.25	%(5)	2.22%	2.18%	2.04%	2.17%	2.10%
Net expenses	2.21	(5)(6)	2.22	2.14 (6)	2.04	2.17	2.10
Net investment income (loss)	(0.44	)(5)	(0.28)	(0.53)	0.01	(0.75)	(0.79)

Portfolio Turnover Rate	5%		14%	22%	47%	30%	8%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2006(2)	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$13.07	$12.17	$10.73	$9.16	$11.16	$23.53

Income (Loss) From Operations:
Net investment loss	(0.03)	(0.05)	(0.07)	(0.02)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	2.58	1.87	1.51	1.59	(1.91)	(7.82)

Total Income (Loss) From Operations	2.55	1.82	1.44	1.57	(2.00)	(7.93)

Less Distributions From:
Net investment income	(0.07)	—	—	—	—	—
Net realized gains	(2.37)	(0.92)	—	—	—	(4.44)
Return of capital	—	—	—	—	—	(0.00	)(3)

Total Distributions	(2.44)	(0.92)	—	—	—	(4.44)

Net Asset Value, End of Period	$13.18	$13.07	$12.17	$10.73	$9.16	$11.16

Total Return(4)	22.55%	15.47%	13.42%	17.14%	(17.92)%	(40.06)%

Net Assets, End of Period (000s)	$60,404		$53,097	$51,499	$53,177	$53,156	$81,482

Ratios to Average Net Assets:
Gross expenses	2.27	%(5)	2.33%	2.31%	2.24%	2.22%	2.08%
Net expenses	2.22	(5)(6)	2.33	2.25 (6)	2.24	2.22	2.08
Net investment loss	(0.43	)(5)	(0.39)	(0.62)	(0.17)	(0.79)	(0.77)

Portfolio Turnover Rate	5%		14%	22%	47%	30%	8%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

12         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Growth Fund (formerly known as International All Cap Growth Portfolio) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners World Funds, Inc. (formerly known as Smith Barney World Funds, Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(c) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         13

Notes to Financial Statements (unaudited) (continued)

dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference

14         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

Prior to the Legg Mason transaction and continuing under the new investment management agreement, effective December 1, 2005, the Fund pays the Manager an investment management fee calculated daily and payable monthly in accordance the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.850%

Next $1 billion	0.825

Next $3 billion	0.800

Next $5 billion	0.775

Over $10 billion	0.750

During the six months ended April 30, 2006, the Manager voluntarily waived a portion of its fees amounting to $42,392.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $115,754 to CTB. In addition, for the period ended April 30, 2006, the Fund also paid $4,666 to other Citigroup affiliates for shareholder recordkeeping services.

The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plans. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

16         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the period ended April 30, 2006, LMIS, CGM and its affiliates received sales charges of approximately $4,400 on sales of the Fund’s Class A shares. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS, CGM and its affiliates were approximately:

	Class B	Class C
CDSCs	$1,700	$0	*

* Amount represents less than $1,000.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$11,429,579

Sales	34,661,611

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,158,450
Gross unrealized depreciation	(696,899)

Net unrealized appreciation	$107,461,551

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$161,719	$71,568	$24,562
Class B	113,087	23,065	8,553
Class C	276,320	69,444	13,816

Total	$551,126	$164,077	$46,931

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Net Investment Income
Class A	$1,799,305	$314,818
Class B	140,365	—
Class C	344,919	—
Class Y	—	984,183

Total	$2,284,589	$1,299,001

Net Realized Gains
Class A	$20,442,936	$8,591,910
Class B	3,868,028	1,827,772
Class C	9,450,209	3,837,685
Class Y	—	10,349,727

Total	$33,761,173	$24,607,094

6.	Capital Shares

At April 30, 2006, the Company had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	507,511	$6,937,440	1,101,558	$15,133,976
Shares issued on reinvestment	1,639,981	20,835,654	633,138	8,376,407
Shares repurchased	(1,481,309)	(20,083,596)	(2,360,496)	(32,430,925)

Net Increase (Decrease)	666,183	$7,689,498	(625,800)	$(8,920,542)

Class B
Shares sold	148,872	$1,875,706	294,446	$3,799,704
Shares issued on reinvestment	315,379	3,697,784	135,190	1,685,824
Shares repurchased	(412,267)	(5,221,890)	(850,632)	(10,962,868)

Net Increase (Decrease)	51,984	$351,600	(420,996)	$(5,477,340)

Class C
Shares sold	523,029	$6,453,474	794,493	$10,019,572
Shares issued on reinvestment	825,051	9,401,060	301,216	3,671,825
Shares repurchased	(825,039)	(10,109,412)	(1,267,422)	(15,946,966)

Net Increase (Decrease)	523,041	$5,745,122	(171,713)	$(2,255,569)

18         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Class Y(1)
Shares sold	—	—	12	$175
Shares issued on reinvestment	—	—	130	1,739
Shares repurchased	—	—	(11,816,382)	(162,905,091)

Net Increase (Decrease)	—	—	(11,816,240)	$(162,903,177)

(1)	On July 19, 2005, Class Y Shares were fully redeemed.

7.	Redemptions-In-Kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended October 31, 2005, the Fund had redemptions-in-kind with total proceeds in the amount of $127,134,956. The net realized gains on these redemptions-in-kind amounted to $45,957,025, which will not be realized for tax purposes.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or

20         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

22         Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 15, 2005, a Special Meeting of Shareholders was held for the following purposes: 1) to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	7,194,740.653	247,808.669	287,869.262	297,434.000

Legg Mason Partners International All Cap Growth Fund 2006 Semi-Annual Report         23

Legg Mason Partners International All Cap Growth Fund

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

James M. Giallanza

Chief Financial Officer

and Treasurer

Jeffrey J. Russell, CFA

Vice President

and Investment Officer

Ted P. Becker

Chief Compliance Officer

John Chiota

Chief Anti-Money Laundering Compliance Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners World Funds, Inc. — Legg Mason Partners International All Cap Growth Fund but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD01934 6/06	SR06-64

Legg Mason Partners International All Cap Growth Fund

The Fund is a separate investment fund of the Legg Mason Partners World Funds, Inc., a Maryland corporation.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP GROWTH FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney World Funds, Inc. — International All Cap Growth Portfolio name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners World Funds, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners World Funds, Inc.

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners World Funds, Inc.

Date: July 7, 2006

By:	/s/ James M. Giallanza
(James M. Giallanza)
Chief Financial Officer of Legg Mason Partners World Funds, Inc.

Date: July 7, 2006